SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                /   /
                                                                        ---


         Pre-Effective Amendment No.   1                               /X/


         Post-Effective Amendment No.                                 /   /
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT                /   /
OF 1940


         Amendment No.    1                                            /X/


                             (Check appropriate box or boxes.)


AmeriPrime Insurance Trust - File Nos. 333-65023 and 811-9027
(Exact Name of Registrant as Specified in Charter)


1793 Kingswood Drive, Suite 200, Southlake, TX  76092
  (Address of Principal Executive Offices)                  (Zip Code)

Registrant's Telephone Number, including Area Code:   (817) 431-2197

Kenneth Trumpfheller, 1793 Kingswood Drive, Suite 200, Southlake, TX  76092
                          (Name and Address of Agent for Service)

                                  With copy to:
            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202


Approximate Date of Proposed Public Offering: February 12, 1999


It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) / / on pursuant to paragraph (b) / / 60 days after filing pursuant to paragraph (a)(1) / / on
(date) pursuant to paragraph (a)(1) / / 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a) may determine.

PROSPECTUS                                                 _______________, 1998

                          SHEPHERD VALUES ANNUITY FUNDS
                           Shepherd Values Growth Fund

                         Shepherd Values Small-Cap Fund

                       Shepherd Values International Fund
                        Shepherd Values Fixed Income Fund



Shepherd Values Growth Fund. The investment objective of the Growth Fund is long term capital appreciation. The Growth Fund seeks to achieve this objective by investing primarily in common stocks which the Fund's advisor, Cornerstone Capital Management, Inc., believes are undervalued by the market.



Shepherd Values Small-Cap Fund. The investment objective of the Small-Cap Fund is long term capital appreciation. The Small-Cap Fund seeks to achieve this objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of small capitalization U.S. companies.

Shepherd Values International Fund. The investment objective of the International Fund is long term capital appreciation. The International Fund seeks to achieve this objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of foreign companies.

Shepherd Values Fixed Income Fund. The investment objective of the Fixed Income Fund is maximum total return consistent with the preservation of capital. The Fixed Income Fund seeks to achieve its objective by investing primarily in a broad range of investment grade fixed income securities.

THE FUNDS WILL NOT KNOWINGLY INVEST IN AND ACQUIRE OWNERSHIP IN BUSINESSES THAT ARE ENGAGED, DIRECTLY OR THROUGH SUBSIDIARIES, IN THE ALCOHOLIC BEVERAGE, TOBACCO, PORNOGRAPHIC AND GAMBLING INDUSTRIES OR COMPANIES INVOLVED IN THE BUSINESS OF ABORTING LIFE BEFORE BIRTH. IN ADDITION, THE ADVISOR RESERVES THE RIGHT TO EXERCISE ITS BEST JUDGEMENT TO EXCLUDE OWNERSHIP IN OTHER COMPANIES WHOSE CORPORATE PRACTICES COULD BE FOUND OFFENSIVE TO TRADITIONAL JUDEO CHRISTIAN VALUES.

Each Fund is one of the mutual funds comprising AmeriPrime Insurance Trust, an open-end management investment company. Shares of the Funds are sold exclusively to separate accounts of insurance companies that offer variable annuity contracts or variable life insurance policies. To open an account and purchase shares of a Fund, please see the prospectus for the insurance company separate account governing the variable annuity contract or variable life insurance policy.

This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated _____________ has been filed with the Securities and Exchange Commission (the "SEC"), is incorporated herein by reference, and can be obtained without charge by calling the Fund at the phone number listed above or by calling the insurance company sponsoring the variable life insurance or variable annuity contract. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Funds. For a free copy of the Statement of Additional Information write to the Funds at 431 North Pennsylvania Street, Indianapolis, Indiana 46204 or call 1-800-___-____.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in each Fund. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE FUND PERFORMANCE OR EXPENSES, BOTH OF WHICH MAY VARY.

         Shareholders should be aware that the Funds, unlike most other mutual funds, do not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor do they pay directly any general administrative expenses. The Advisor pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.


Annual Fund Operating Expenses                       Growth          Small-Cap Fund      International       Fixed Income Fund
(as a percentage of average net assets)               Fund                                    Fund

                                               ------------------- ------------------- ------------------- ----------------------

Management Fees                                      1.75%               2.00%               2.00%                 1.25%
12b-1 Charges                                        0.00%               0.00%               0.00%                 0.00%
Other Expenses1                                      0.00%               0.00%               0.00%                 0.00%
Total Fund Operating Expenses2                       1.75%               2.00%               2.00%                 1.25%

1 Each Fund estimates that other expenses (fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act) will be less than .005% of average net assets for the first fiscal year. 2 Each Fund's total operating expenses are equal to the management fee paid to the Advisor because the Advisor pays all of the Fund's operating expenses (except as described above).

         The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in a Fund.

Example As a shareholder in a Fund, you would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period:
                                          1 Year                     3 Years
                                          ------                     -------

Shepherd Values Growth Fund                 $18                        $55
Shepherd Values Small-Cap Fund              $20                        $63
Shepherd Values International Fund          $20                        $63
Shepherd Values Fixed Income Fund           $13                        $40

                                    THE FUNDS

         The Shepherd Values Growth Fund, Shepherd Values Small-Cap Fund, Shepherd Values International Fund and Shepherd Values Fixed Income Fund are referred to in this Prospectus individual as a "Fund" or collectively as the "Shepherd Values Annuity Funds" or the "Funds". The Funds were organized as series of the AmeriPrime Insurance Trust, an Ohio business trust, on September 30, 1998. This prospectus offers shares of each Fund and each share represents an undivided, proportionate interest in a Fund. The investment advisor to each Fund is Cornerstone Capital Management, Inc. ("the Advisor"). The Advisor has retained Nicholas-Applegate Capital Management, a California limited partnership ("Nicholas-Applegate"), to serve as sub-advisor to the Small-Cap Fund, Templeton Portfolio Advisory a division of Templeton/Franklin Investment Services, Inc. ("TFIS") to serve as sub-advisor to the International Fund, and Potomac Asset Management Company, Inc. ("Potomac") to serve as sub-advisor to the Fixed Income Fund.

The Fund's are offered exclusively as investment vehicles for variable annuity contracts ("Annuity Contracts") and variable life insurance policies ("Policies") offered by separate accounts of various insurance companies. This Prospectus describes only the Funds, not the separate accounts. A particular Fund may not be available under the Policy or Annuity Contract you have chosen or may not be available in your state due to certain state insurance law considerations. The prospectus or disclosure document for the particular Policy or Annuity Contract you have chosen will indicate the Funds which are available under the applicable Policy or Annuity Contract and should be read in conjunction with this Prospectus.

                      INVESTMENT OBJECTIVES AND STRATEGIES


Shepherd Values Growth Fund:


         The investment objective of the Growth Fund is long term capital appreciation. The Growth Fund seeks to achieve this objective by investing primarily in common stocks which the Advisor believes are undervalued by the market. In searching for investments for the Fund, the Advisor employs a style that focuses on securities with a low current price relative to the Advisor's view regarding long term intrinsic monetary value. The Advisor gauges the ability of a company to build long term monetary value while minimizing long term investment risk, assesses the quality and quantity of a company's resources and estimates how those resources might be converted into earnings over time. The Fund engages in a "buy and hold" strategy emphasizing long term investment. While the Fund's portfolio will consist largely of equity securities, it may include some debt securities.

Shepherd Values Small-Cap Fund:

         The investment objective of the Small-Cap Fund is long term capital appreciation. The Small-Cap Fund seeks to achieve this objective by investing, under normal circumstances, at least 65% of its net assets in equity securities of small capitalization U.S. companies (as defined by the Russell 2000 Value Index). Nicholas-Applegate selects stocks using a value investment philosophy by which it attempts to invest in undervalued, fundamentally strong companies undergoing positive change, based on financial characteristics. Nicholas-Applegate focuses on individual companies rather than on specific industries, building the Fund one stock at a time. Nicholas-Applegate looks primarily for stocks with low price-to-earnings and low price-to-book ratios and high dividend yields.

         The Fund may invest in "emerging growth companies." These are small capitalization companies with limited operating histories, but companies that Nicholas-Applegate believes provide substantial up-side investment opportunity because of their core business. In addition, the Fund will also include other small capitalization stocks that would be considered out of favor with the markets. To the extent the Fund invests in smaller capitalization companies, the Fund will be subject to the risks associated with such companies. Smaller capitalization companies may experience higher growth rates and higher failure rates than do larger capitalization companies. They may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and, therefore, may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Shepherd Values International Fund:


         The investment objective of the International Fund is long term capital appreciation. The International Fund seeks to achieve this objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of foreign companies. Templeton Portfolio Advisory applies a bottom-up stock selection approach, looking for the best available bargains on a global basis, regardless of industry or location. After identifying securities it believes are undervalued, Templeton Portfolio Advisory focuses on those factors that may cause earnings and/or assets to increase over the next five years. Sales growth, margin analysis, new product introductions, new management, financial restructuring, adjusted net asset values, currency impact, and global supply and demand for products are some of the many factors considered in the evaluation of a company. A stock must also be a real bargain relative to itself historically, its industry globally, other names in its own market, and other names in Templeton Portfolio Advisory's research database.


Shepherd Values Fixed Income Fund:


         The investment objective of the Fixed Income Fund is maximum total return consistent with the preservation of capital. The Fixed Income Fund seeks to achieve it objective by investing primarily in a broad range of investment grade fixed income securities. The Fund may invest in fixed income securities which are unrated if Potomac determines that they are of comparable quality to securities rated investment grade. Under normal circumstances the Fixed Income Fund will invest at least 65% of its total assets in fixed income securities, including bonds, notes, domestic and foreign corporate and government securities, mortgage backed securities, municipal securities, zero coupon bonds and short term obligations (such as commercial paper).

         Potomac selects securities for the Fixed Income Fund using a "top down" methodology. This methodology involves the review of current economic conditions and the interest rate environment, and analysis of key factors shaping the economy and changes in the direction of interest rates. Potomac then reviews its investment strategy (adjusting duration targets and evaluating sector allocations) and selects portfolio securities accordingly.


Values Based Investing:


         As the final step in the investment process of each Fund, the Advisor will utilize a set of non-financial screening criteria in maintaining a portfolio of securities consistent with traditional values. This specialization requires a substantial amount of additional primary and secondary research and information resources above and beyond traditional financial analysis. The Advisor (or sub-Advisor, as the case may be) will first identify its potential list of investment holdings. The Advisor, primarily utilizing the services of Values Investment Forum, Inc., then screens such holdings to eliminate any companies not consistent with the following non-financial values:

         The Funds will not knowingly invest in and acquire ownership in businesses that are engaged, directly or through subsidiaries, in the alcoholic beverage, tobacco, pornographic and gambling industries or companies involved in the business of aborting life before birth. In addition, the investment advisor reserves the right to exercise its best judgement to exclude ownership in other companies whose corporate practices could be found offensive to traditional Judeo Christian values.

         The values based investment policy does not apply to short positions whereby a Fund does not own the relevant securities when initiating short sales as a hedging strategy for the Fund. As a result, a Fund may sell short the securities of businesses whose corporate practices are in violation of the Fund's values based policy.

:  eral

         For temporary defensive purposes under abnormal market or economic conditions, each Fund may hold all or a portion of its assets in money market instruments (including money market funds) or U.S. government repurchase agreements. Each Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If a Fund acquires securities of a money market fund, the shareholders of the Fund will be subject to additional management fees.

         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund can give any assurance that its investment objective will be achieved. In addition, it should be noted that the Advisor and Potomac have not previously managed assets organized as a mutual fund and that the Funds have no operating history. Rates of total return quoted by a Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques and Risk Considerations" for a more detailed discussion of each Fund's investment practices.

                        PURCHASE AND REDEMPTION OF SHARES


         Shares of the Funds are sold and redeemed at their net asset value next determined after receipt of a purchase order or notice of redemption in proper form. Shares are sold and redeemed without the imposition of any sales commission or redemption charge. However, certain sales and other charges may apply to the Policies and the Annuity Contracts. Such charges are described in the respective prospectuses for the Policies and the Annuity Contracts.


                        DIVIDENDS AND OTHER DISTRIBUTIONS

         The Funds intend to distribute substantially all of their net investment income, if any. Dividends, if any, from investment income normally are declared and paid annually in additional shares of the Funds at net asset value. Distributions of net realized capital gains from security transactions and net gains from foreign currency transactions, if any, are declared and paid in additional shares of the Funds at least once a year.


                                      TAXES

         Each Fund intends to qualify and expects to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As such, a Fund is not subject to Federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions, and net short-term capital gain, if any) and any net capital gain (the excess of net long term capital gain over net short-term capital loss) that it distributes to its shareholders. It is the Funds' intention to distribute all such income and gains.


         Fund shares are offered only to the Separate Accounts (which are insurance company separate accounts that fund the Policies and the Annuity Contracts). Under the Code, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the Separate Accounts, as well as the tax treatment of the Policies and Annuity Contracts and the holders thereof, see ["Federal Tax Matters"] included in the respective prospectuses for the Policies and the Annuity Contracts. Prospective investors are urged to consult their tax advisors.


         Each Fund intends to comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements are in addition to the diversification requirements imposed on the Funds by Subchapter M and the 1940 Act. These requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer, and, because section 817(h) and the regulations thereunder treat each Fund's assets as assets of the related separate account, these limitations also apply to each Fund's assets that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter, or within 30 days thereafter, no more than 55% of each of the Fund's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

         Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other regulated investment companies. For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions all will be considered securities issued by the same issuer. Failure of the Funds to satisfy the section 817(h) requirements would result in taxation of the Separate Accounts, the insurance companies, the Policies, and the Annuity Contracts, and tax consequences to the holders thereof, other than as described in the respective prospectuses for the Policies and the Annuity Contracts.



                             SHARE PRICE CALCULATION


         The value of an individual share in each Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in a Fund's securities to materially affect the net asset value. The net asset value per share of each Fund will fluctuate.



         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's (or sub-advisor's, if applicable) opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor or sub-advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor (or sub-advisor, if applicable), subject to review of the Board of Trustees of the Trust.


         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor (or sub-advisor, if applicable) believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor (or sub-advisor, if applicable), subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                             OPERATION OF THE FUNDS


         Each Fund is a diversified series of AmeriPrime Insurance Trust, an open-end management investment company organized as an Ohio business trust on September 30, 1998. The Board of Trustees supervises the business activities of the Funds. Like other mutual funds, the Trust retains various organizations to perform specialized services. The Trust retains Cornerstone Capital Management, Inc., 6760 Corporate Drive, Suite 230, Colorado Springs, CO 80919 (the
"Advisor") to manage the assets of each Fund. The Advisor, a Colorado corporation formed in 1997, has approximately $50 million in assets under management.

         Client portfolios of the Advisor are managed primarily through separate accounts, although the Advisor is the managing general partner for the Cornerstone Alpha Fund, L.P., a hedged equity investment limited partnership. Clients consist of individuals and institutions including private foundations, endowments, and corporate operating funds. Similar (but different) to socially responsible investing, values based investing empowers investors to align their personal or organizational beliefs with the financial objectives of their investment assets in attaining the "double bottom line." The Advisor believes that one does not have to sacrifice return to invest in such a manner.

         The Advisor is responsible for determining the securities to be held or sold by each Fund, and the portion of each Fund's assets to be held uninvested, subject always to the Fund's investment objectives, policies and restrictions, and subject further to such policies and instructions as the Board of Trustees may establish. The investment decisions of the Growth Fund are made by a committee of the Advisor, which is primarily responsible for the day-to-day management of the Growth Fund's portfolio. The Funds are authorized to pay the Advisor a fee equal to an annual average rate of 1.75%, 2.00%, 2.00% and 1.25% for the Growth Fund, the Small-Cap Fund, the International Fund and the Fixed Income Fund, respectively. The Advisor pays all of the operating expenses of each Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while each Fund's expenses, except those specified above, are paid by the Advisor.

         The Advisor has entered into a Sub-Advisory Agreement with Nicholas-Applegate Capital Management, 600 West Broadway, Suite 2900, San Diego, California("Nicholas-Applegate"), to serve as the Sub-Advisor of the Small-Cap Fund. Nicholas-Applegate was organized in 1984 as a California limited partnership. Its general partner Nicholas-Applegate Capital Holdings, L.P., a California limited partnership controlled by Nicholas-Applegate Capital Management Holdings, Inc., a California corporation controlled by Arthur E. Nicholas. As of December 31, 1998, Nicholas-Applegate managed approximately $31.3 in assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. The investment decisions of the Small-Cap Fund are made by a team of investment professionals who are primarily responsible for the day-to-day management of the Fund:
Catherine Somhegyi, partner and Chief Investment Officer of Global Equity Management, joined the firm in 1987; Larry Speidell, CFA, partner and Director of Global/Systematic Portfolio Management and Research, joined the Firm in 1994; John J. Kane, partner and Portfolio Manager , joined the firm in 1994; and Mark Stuckelman, Portfolio Manager, joined the firm in 1995, prior to that time he had five years prior investment experience with Wells Fargo Bank Investment Management Group, Fidelity Management Trust Co., and BARRA. The Advisor has agreed to pay Nicholas-Applegate a sub-advisory fee equal to an annual average rate of 0.65% of the average daily net assets of the Small-Cap Fund.

         The Advisor has entered into a Sub-Advisory Agreement with Templeton Portfolio Advisory, 500 E. Broward Boulevard, Suite 2100, Fort Lauderdale, Florida, to serve as the Sub-Advisor of the International Fund. Templeton Portfolio Advisory is a division of Templeton/Franklin Investment Services, Inc., which is controlled by Franklin Resources, Inc., a public company. As of December 31, 1998, Templeton Portfolio Advisory managed over $__ billion in assets for various clients, including corporations, mutual funds, foundations and charitable endowments, and individuals. The investment decisions of the International Fund are made by a committee of Templeton Portfolio Advisory , which is primarily responsible for the day-to-day management of the Fund. The Advisor has agreed to pay Templeton Portfolio Advisory a sub-advisory fee equal to an annual average rate of 0.75% of the average daily net assets of the International Fund.

The Advisor has entered into a Sub-Advisory Agreement with Potomac Asset Management Company, Inc., 3 Bethesda Metro Center, Suite 530, Bethesda, MD 20814 ("Potomac"), to serve as the sub-advisor of the Fixed Income Fund. Potomac is a Maryland corporation organized in August 1981. As of December 31, 1998, Potomac managed over $700 million in assets for institutional clients, including pension plans, non-profits, endowments, foundations and health care organizations, and high net worth individuals. The investment decisions of the Fixed Income Fund are made by Roger W. Marshall and Frederic M. Smoak, CFA, who are primarily responsible for the day-to-day management of the Fund. Roger W. Marshall is the Managing Director and Senior Fixed Income Portfolio Manager at Potomac Asset Management, and a member of the firm's Investment Policy Committee. His 21 years of industry experience includes both fixed income management and capital markets research. Before joining Potomac in 199_, Mr. Marshall was President of Wainwright Asset Management for four years; Senior Vice President at A. Webster Dougherty Asset Management; and President/Managing Director of Fixed-income
Services at Riggs Investment Management Corporation (RIMCO) from 1988-1994. Frederic M. Smoak, CFA is the Managing Director and Senior Fixed Income Portfolio Manager at Potomac Asset Management. He is a member of the firm's Investment Policy Committee and has Senior Portfolio Management responsibility for the firm's Investment Grade Fixed Income Strategy. Mr. Smoak has led Potomac's fixed-income effort since joining the firm in 1988 and has 17 years of portfolio management and trading experience. The Advisor has agreed to pay Potomac a Sub-Advisory fee equal to an annual average rate of 0.35% of the average daily net assets of the Fixed Income Fund.

         The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Advisor equal to an annual average rate of 0.10% of each Fund's average daily net assets up to fifty million dollars, 0.075% of each Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of each Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $25,000). The Fund retains Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Transfer Agent maintains a record of shareholder ownership and sends confirmations and statements of account. Shareholder inquires may be made in writing to 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-800-___-____. The Trust retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Advisor.


Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Funds as a factor in the selection of brokers and dealers to execute portfolio transactions. The Advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

           INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

         This section contains general information about various types of securities and investment techniques that the Funds may purchase or employ. The Statement of Additional Information provides more information.


Equity Securities: Equity securities consist of common stock, convertible preferred stock, convertible bonds, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Each Fund's investment in convertible securities will be limited to those of investment grade.

         Equity securities include S&P Depositary Receipts ("SPDRs") and other similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stocks included in the S&P 500 Index, and changes in the price of SPDRs track the movement of the Index relatively closely.


         Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts ("REITS") and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate. The Funds will not acquire any direct ownership of real estate.


Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor. As a result, the return and net asset value of the Fund will fluctuate. Securities in the Fund's portfolios may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.


Foreign Securities: The Small-Cap Fund and the Growth Fund may invest in foreign equity securities by purchasing American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs"). These securities are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. The International Fund may invest directly in foreign equity securities as well as ADRs. The Fixed Income Fund may invest up to 25% of its net assets in foreign debt securities.


         To the extent a Fund invests in foreign securities, either directly or through the purchase of depositary receipts, the Fund will be subject to special risks. Foreign debt and equity securities, and securities denominated in or indexed to foreign currencies may be affected by the strength of those currencies relative to the U.S. dollar, or by political or economic developments in foreign countries. These developments could include restrictions on foreign currency transactions and rules of exchange, or changes in administrations or monetary policies of foreign governments. Foreign securities purchased using foreign currencies may incur currency conversion costs. Foreign issuers and brokers may not be subject to accounting standards or governmental supervision comparable to U.S. issuers and brokers, and there may be less public information about their operations. In addition, foreign markets may be less liquid or more volatile than U.S. markets, and may offer less protection to investors.


         The International Fund and Fixed Income Fund may enter into forward contracts (agreements to exchange one currency for another at a future date) to manage currency risks and to facilitate transactions in foreign securities. Although currency forward contracts can be used to protect the Fund from adverse exchange rate changes, the Fund may incur a loss if the Advisor incorrectly predicts foreign currency values.

         With respect to certain countries in which capital markets are either less developed or not easily accessed, investments by the International Fund and the Fixed Income Fund may be made through investment in other registered investment companies that in turn are authorized to invest in the securities of such countries. Investment in other investment companies is unlimited for these purposes and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies and will result in a duplication of fees and expenses.

         There is no limitation on the amount of the International Fund's assets that may be invested in foreign securities, except that no more than 25% of the Fund's assets may be invested in any one foreign country or companies operating exclusively in one foreign country.

Fixed Income Securities: Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.


The Growth Fund and the Fixed Income Fund may invest in corporate debt securities. These are long and short-term debt oblig paper). The Advisor considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor's Corporation ("S&P"), Baa or higher by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Advisor (or in the case of the Fixed Income Fund, by the sub-advisor) to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. Neither Fund will invest more than 20% of its assets in corporate debt rated in the lowest investment grade category. If the rating of a security by S&P or Moody's drops below investment grade, the Advisor (or sub-advisor) will dispose of the security as soon as practicable, (depending on market conditions) unless the Advisor (or sub-advisor) determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk.

Each Fund may invest in U.S. government obligations. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.


When-Issued and Delayed Delivery Securities: The Growth Fund and the Fixed Income Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. The Fund maintains with the Custodian a segregated account containing high grade liquid securities in an amount at least equal to these commitments.


Repurchase Agreements: Each Fund may invest in repurchase agreements fully collateralized by U.S. Government or agency obligations. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government or agency obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, each Fund intends to enter into repurchase agreements only with Star Bank, N.A. (the Fund's Custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (or applicable sub-advisor)(subject to review by the Board of Trustees) to be creditworthy. The Advisor (or applicable sub-advisor) monitors the creditworthiness of the banks and securities dealers with which a Fund engages in repurchase transactions.


Short Sales: The Growth Fund may engage in short sales. If the Fund anticipates that the price of a security will decline, it may sell the security short. When the Fund engages in a short sale, it sells a security it does not own and, to complete the sale, borrows the same security from a broker or other institution. The Fund must replace the borrowed security by purchasing it at the market price at the time the Fund chooses to close the short sale, or at the time it is required to do so by the lender, whichever is earlier. The Fund may make a profit or loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security.


         In connection with its short sales, the Growth Fund will be required to maintain a segregated account with its custodian of cash, U.S. Government securities or other liquid securities equal to the market value of the securities sold less any collateral deposited with its broker. The Fund will limit its short sales so that no more than 25% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. However, the segregated account and deposits will not necessarily limit the Fund's potential loss on a short sale, which is unlimited. Each Fund limits short sales of any one issuer's securities to 2% of the Fund's total assets and to 2% of any one class of the issuer's securities.


Investment In Relatively New Issues: Each Fund may invest in securities of selected new issuers. If a Fund invests in credit instruments of relatively new issuers, it will only be in those issues where the Advisor or sub-advisor (as the case may be) believes there are strong covenant protections for the holder. If issuers meet the investment criteria discussed above, the Fund may invest in securities without respect to the age of the issuer. Investments in relatively new issuers, i.e., those having continuous operating histories of less than three years, may carry special risks and may be more speculative because such companies are relatively unseasoned. Such companies may also lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. Those companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.


Options on Stocks or Bonds: The Growth Fund may write covered call options, and purchase put and call options, on stocks or bonds. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy the underlying security at the exercise price at any time during the option period. A covered call option with respect to which a Fund owns the underlying security sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security.

Options on Stock and Bond Indices: The Growth Fund may write covered call options, and purchase put and call options, on stock or bond indices listed on domestic and foreign stock exchanges, in lieu of direct investment in the underlying securities or for hedging purposes. A stock or bond index fluctuates with changes in the market values of the securities included in the index. Options on securities indices are generally similar to options on stocks except that the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a stock or bond index gives the holders the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by (b) a fixed "index multiplier." To cover the potential obligations involved in writing options, the Fund will either (a) hold a portfolio of stocks substantially replicating the movement of the index, or (b) the Fund will segregate with the Custodian high grade liquid debt obligations equal to the market value of the stock index option, marked to market daily. Successful use by the Fund of options on security indices will be subject to the Advisor's ability to predict correctly movement in the direction of the security market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual securities.

General: The Fixed Income Fund may invest up to 5% of its net assets in each of the following: mortgage-backed securities, zero coupon municipal securities, floating rate bonds, STRIPS (Separate Trading of Registered Interest and Principal Securities) and financial services industry obligations. Each Fund may also invest up to 5% of its net assets in securities sold under Rule 144A (unregistered securities that can be resold to institutions only under SEC Rule
144A). Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. The Statement of Additional Information provides information about these securities and the risks involved.


                               GENERAL INFORMATION


Fundamental Policies: The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of each Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in a Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

Portfolio Turnover: The Funds do not intend to purchase or sell securities for short term trading purposes. However, if the objectives of a Fund would be better served, short-term profits or losses may be realized from time to time. It is anticipated that the portfolio turnover rate of each Fund will not exceed 100% annually.

Shareholder Rights: Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. Prior to the public offering of the Funds, AmeriPrime Financial Securities, Inc, (the Funds' distributor) purchased for investment all of the outstanding shares of each Fund and may be deemed to control each Fund.

         Shareholder inquiries should be made by telephone to 888-________, or by mail, c/o Unified Fund Services, Inc., to P.O. Box 6110, Indianapolis, Indiana 46204-6110.


Year 2000 Issue: Like other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Advisor, Administrator or other service providers (including the sub-advisors) to the Funds do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Advisor and Administrator have taken steps that they believe are reasonably designed to address the Year 2000 Issue with respect to computer systems that are used and to obtain reasonable assurances that comparable steps are being taken by the Funds' major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds. In addition, the Advisor cannot make any assurances that the Year 2000 Issue will not affect the companies in which a Fund invests or worldwide markets and economies.


                             PERFORMANCE INFORMATION

         Each Fund may periodically advertise "average annual total return." The "average annual total return" of a Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

         Each Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from "average annual total return." A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for "average annual total return." In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation will always be accompanied by the Fund's "average annual total return" as described above.


         The Fixed Income Fund may periodically advertise its yield for a thirty day or one month period. The "yield" of the Fixed Income Fund refers to the income generated by an investment in the Fund over the period, calculated on a per share basis (using the net asset value per share on the last day of the period and the average number of shares outstanding during the period). The Fund's yield quotation will always be accompanied by the Fund's average annual total return information described above.

         Each Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index, the NASDAQ Composite Index and the Dow Jones Industrial Average.

         The advertised performance data of each Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by a Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in each Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.


Investment Advisor                                   Investment Sub-Advisor to Small-Cap Fund
Cornerstone Capital Management, Inc.                 Nicholas-Applegate Capital Management
6760 Corporate Drive, Suite 230                      600 West Broadway, Suite 2900
Colorado Springs, CO  80919                          San Diego, CA  92101


Administrator                                        Investment Sub-Advisor to Fixed Income Fund
AmeriPrime Financial Services, Inc.                  Potomac Asset Management Company, Inc.
1793 Kingswood Drive, Suite 200                      3 Bethesda Metro Center, Suite 530
Southlake, Texas  76092                              Bethesda, MD 20814


                                                     Investment Sub-Advisor to International Fund
                          Templeton Portfolio Advisory
                                                     500 E. Broward Boulevard, Suite 2100
                            Fort Lauderdale, FL 33394


Custodian                                            Distributor
Star Bank, N.A.                                      AmeriPrime Financial Securities, Inc.
425 Walnut Street, M.L. 6118                         1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45202                              Southlake, Texas  76092

Transfer Agent (all purchases and                    Independent Auditors
all redemption requests)                             McCurdy & Associates CPA's, Inc.
Unified Fund Services, Inc.                          27955 Clemens Road
431 North Pennsylvania Street                        Westlake, Ohio  44145
Indianapolis, Indiana  46204

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFERING CONTAINED IN THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS BEING AUTHORIZED BY A FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY ANY OF THE FUNDS TO SELL ITS SHARES IN ANY STATE TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH STATE.

                                TABLE OF CONTENTS

SUMMARY OF FUND EXPENSES


THE FUNDS

INVESTMENT OBJECTIVES AND STRATEGIES

PURCHASE AND REDEMPTION OF SHARES


DIVIDENDS AND DISTRIBUTIONS

TAXES


OPERATION OF THE FUNDS

SHARE PRICE CALCULATION


INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

GENERAL INFORMATION

PERFORMANCE INFORMATION

3











                          SHEPHERD VALUES ANNUITY FUNDS




                       STATEMENT OF ADDITIONAL INFORMATION




                                                   ________________, 1999










         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of Shepherd Values Annuity Funds dated ___________, 1999. A copy of the Prospectus can be obtained by writing the Transfer Agent at Unified Fund Services, 431 N. Pennsylvania Street, Indianapolis, IN 46204.



























                       STATEMENT OF ADDITIONAL INFORMATION



                                TABLE OF CONTENTS

                                                                           PAGE



DESCRIPTION OF THE TRUST...................................................  3


ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK

  3NSIDERATIONS

INVESTMENT LIMITATIONS........................................................ 6

THE INVESTMENT ADVISORS....................................................... 6

TRUSTEES AND OFFICERS......................................................... 8

PORTFOLIO TRANSACTIONS AND BROKERAGE.......................................... 9

DETERMINATION OF SHARE PRICE................................................. 10

 10ESTMENT PERFORMANCE

CUSTODIAN.................................................................... 11

TRANSFER AGENT............................................................... 11

ACCOUNTANTS................................................................. 11

DISTRIBUTOR.................................................................. 11

FINANCIAL STATEMENTS .........................................................11

DESCRIPTION OF THE TRUST

Shepherd Values Growth Fund, Shepherd Values Small-Cap Fund , Shepherd Values International Fund and Shepherd Values Fixed Income Fund (each a "Fund," collectively the "Funds" or "Annuity Funds"). were organized as series of AmeriPrime Insurance Trust (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 30, 1998 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The Funds are intended exclusively as investment vehicles for variable annuity contracts or variable life insurance policies offered by the separate accounts of various insurance companies.


         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


         Prior to the public offering of the Funds, AmeriPrime Financial Securities, Inc. (the Fund's Distributor), 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, purchased all of the outstanding shares of each Fund and may be deemed to control the Funds. After the public offering commences, it is anticipated that AmeriPrime Financial Securities, Inc. will no longer control the Funds. As the controlling shareholder, AmeriPrime Financial Securities, Inc. would control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund's fundamental policies or the terms of the management agreement with the Fund's adviser.


         For information concerning the purchase and redemption of shares of the Funds, see "The Funds" and "Purchase and Redemption of Shares" in the Funds' Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Valuation of Shares" in the Funds' Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments each Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies", "Risk Considerations" and "Investment Policies and Techniques").


Options on Securities Indices. The Growth Fund may purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index.


         The Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." The Fund will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund may make a `closing sale transaction' which involves liquidating the Fund's position by selling the option previously purchased.

         When the Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the Custodian for the Fund.

         Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Fund generally will only purchase or write such an option if the Advisor believes the option can be closed out.

         Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless the Advisor believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

         Price movements in a Fund's holdings may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Advisor may be forced to liquidate portfolio securities to meet settlement obligations.


Foreign Securities. Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full faith and credit and general taxing powers. Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers). An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.




                  Purchases of foreign securities are usually made in foreign currencies and, as a result, a Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.


Zero Coupon Securities. Zero coupon securities are debt securities issued or sold at a discount from their face value which do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date (or cash payment date). These involve risks that are similar to those of other debt securities, although they may be more volatile, and certain zero coupon securities move in the same direction as interest rates. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit qualities.

STRIPS. The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent a Fund purchases the principal portion of the STRIP, the Fund will not receive regular interest payments. Instead they are sold at a deep discount from their face value. A Fund will accrue income on such STRIPS for tax and accounting purposes, in accordance with applicable law, which income is distributable to shareholders. Because no cash is received at the time such income is accrued, a Fund may be required to liquidate other Fund securities to satisfy its distribution obligations. Because the principal portion of the STRIP does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, a Fund takes into account as income a portion of the difference between the principal portion of the STRIP's purchase price and its face value.

Floating Rate, Inverse Floating Rate, and Index Obligations. The Fixed Income Fund and the Growth Fund may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with (or inversely to) an underlying index or price. These securities may be backed by U.S. Government or corporate issuers, or by collateral such as mortgages. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. However, the Funds will not invest in any instrument whose value is computed based on a multiple of the change in price or value of an asset or an index of or relating to assets in which the Fund cannot or will not invest.


         Floating rate securities pay interest according to a coupon which is reset periodically. The reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. The coupon is usually reset daily, weekly, monthly, quarterly or semi-annually, but other schedules are possible. Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates. If their underlying index is not an interest rate, or the reset mechanism lags the movement of rates in the current market, greater price volatility may be experienced.

         Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities. Because the changes in the coupon are usually negatively correlated with changes in overall interest rates, interest rate risk and price volatility on inverse floating rate obligations can be high, especially if leverage is used in the formula. Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures, a gain or loss is realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.


Financial Services Industry Obligations.


                  (1) Certificate of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

                  (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

                  (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.


Mortgage-Backed Securities. Mortgage-backed securities represent participation interests in pools of one-to-four family residential mortgage loans originated by private mortgage originators. Traditionally, residential mortgage-backed securities have been issued by governmental agencies such as Fannie Mae, Freddie Mac and Ginnie Mae. The Fund intends to invest only in those securities guaranteed by governmental agencies. The Fund does not intend to invest in commercial mortgage-backed securities. Non-governmental entities that have issued or sponsored residential mortgage-backed securities offerings include savings and loan associations, mortgage banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing.

         While residential loans do not typically have prepayment penalties or restrictions, they are often structured so that subordinated classes may be locked out of prepayments for a period of time. However, in a period of extremely rapid prepayments, during which senior classes may be retired faster than expected, the subordinated classes may receive unscheduled payments of principal and would have average lives that, while longer than the average lives of the senior classes, would be shorter than originally expected.



Repurchase Agreements. A repurchase agreement is a short-term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, each Fund intends to enter into repurchase agreements only with the Custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which a Fund engages in repurchase transactions.


Illiquid Securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. None of the Funds will invest more than 15% of its net assets in illiquid securities.


                             INVESTMENT LIMITATIONS


         Diversification. Each Fund is a diversified fund. This means that with respect to 75% of a Fund's assets, the Fund may not invest more than 5% in the securities of any single issuer. In addition, each Fund does not invest more than 25% of its total assets in any one industry. This limit does not apply to U.S. Government Securities, bank obligations or municipal securities


         Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and this Statement of Additional Information.

         3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of Fund securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Funds will not make loans to other persons, except (a) by loaning Fund securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. Each Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental (see "Investment Restrictions" above).
         1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of a Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         2. Borrowing. Each Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

         3. Margin Purchases. The Funds will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         4. Options. The Funds will not purchase or sell puts, calls, options or straddles except as described in the Prospectus and this Statement of Additional Information.

     5. Illiquid Securities. No Fund will invest more than 15% of its net assets in illiquid securities.

THE INVESTMENT ADVISORS


     The Advisor. The Funds' investment advisor is Cornerstone Capital Management, Inc., 6760 Corporate Drive, Suite 230, Colorado Springs, Colorado 80919 (the "Advisor"). Jason Huntley is the controlling shareholder of the Advisor.
         Under the terms of a management agreement (the "Agreement"), the Advisor manages each Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of each Fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Funds' expenses, the Funds are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.75% of the average daily net assets of the Shepherd Values Growth Fund, 2.00% of the average daily assets of the Shepherd Values Small-Cap Fund, 2.00% of the average daily net assets of the Shepherd Values International Fund and 1.25% of the average daily net assets of the Shepherd Values Fixed Income. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future.


         The Advisor retains the right to use the name "Shepherd Values" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Shepherd Values" in connection with a Fund automatically ceases ninety days after termination of the Fund's Agreement and may be withdrawn by the Advisor on ninety days written notice.


         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Funds believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on a Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. Each Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for a Fund, no preference will be shown for such securities.


         The Sub-Advisors. Templeton Portfolio Advisory, a division of Templeton/Franklin Investment Services, Inc. ("TFIS"), is the sub-advisor to the International Fund. Under the terms of the sub-advisory agreement, Templeton Portfolio Advisory receives a fee from the Advisor computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the International Fund. Nicholas-Applegate Capital Management ("Nicholas-Applegate") is the sub-advisor to the Small-Cap Fund. Under the sub-advisory agreement, Nicholas-Applegate receives a fee from the Advisor computed and accrued daily and paid monthly at an annual rate of 0.65% of the average daily net assets of the Small-Cap Fund. Potomac Asset Management Company, Inc. ("Potomac") is the sub-advisor to the Fixed Income Fund. Under the terms of the sub-advisory agreement, Potomac receives a fee from the Advisor computed and accrued daily and paid monthly at an annual rate of 0.35% of the average daily net assets of the Fixed Income Fund

         Subject always to the control of the Board of Trustees, each sub-advisor, at its expense, furnishes continuously an investment program for the Fund. or Funds for which it acts as sub-advisor Each sub-advisor must use its best judgement to make investment decisions, place all orders for the purchase and sale of portfolio securities and execute all agreements related thereto. Each sub-advisor makes its officers and employees available to the Advisor from time to time at reasonable times to review investment policies and to consult with the Advisor regarding the investment affairs of the applicable Fund. Each sub-advisor maintains books and records with respect to the securities transactions and renders to the Advisor such periodic and special reports as the Advisor or the Trustees may request. Each sub-advisor pays all expenses incurred by it in connection with its activities under the sub-advisory agreement other than the cost (including taxes and brokerage commissions, if any) of securities and investments purchased for a Fund.

TRUSTEES AND OFFICERS


         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, a defined in the Investment Company Act of 1940, is indicated by an asterisk.


==================================== ---------------- ======================================================================

       Name, Age and Address         Position                        Principal Occupations During Past 5 Years

==================================== ---------------- ======================================================================

*Kenneth D. Trumpfheller             President and    President, Treasurer and Secretary of AmeriPrime Financial Services,
Age:  40                             Trustee          Inc., the Fund's administrator, and AmeriPrime Financial Securities,
1793 Kingswood Drive                                  Inc., the Fund's distributor, since 1994.  Prior to December, 1994,
Suite 200                                             a senior client executive with SEI Financial Services.
Southlake, Texas  76092

==================================== ---------------- ======================================================================

Paul S. Bellany                      Secretary,       Secretary, Treasurer and Chief Financial Officer of AmeriPrime
Age:  39                             Treasurer        Financial Services, Inc. and AmeriPrime Financial Securities, Inc.;
1793 Kingswood Drive                                  various positions with Fidelity Investments from 1987 to 1998; most
Suite 200                                             recently Fund Reporting Unit Manager.
Southlake, Texas  76092

==================================== ---------------- ======================================================================

Steve L. Cobb                        Trustee          President of Chandler Engineering Company, L.L.C., oil and gas
Age:  41                                              services company; various positions with Carbo Ceramics, Inc., oil
2001 Indianwood Avenue                                field manufacturing/supply company, from 1984 to 1997, most recently
Broken Arrow, OK  74012                               Vice President of Marketing.

==================================== ================ ======================================================================

Gary E. Hippenstiel                  Trustee          Director, Vice President and Chief Investment Officer of Legacy
Age:  51                                              Trust Company since 1992; President and Director of Heritage Trust
600 Jefferson Street                                  Company from 1994-1996; Vice President and Manager of Investments of
Suite 350                                             Kanaly Trust Company from 1988 to 1992.
Houston, TX  77063

==================================== ================ ======================================================================


         The following table estimates the Trustees' compensation for the first full year of the Trust ending _______, 1999. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.


==================================== ----------------------- ==================================

                                           Aggregate                Total Compensation
                                          Compensation         from Trust and Fund Complex)
               Name                        from Trust

==================================== ----------------------- ==================================

Kenneth D. Trumpfheller                         0                            0

==================================== ----------------------- ==================================

Steve L. Cobb                                $4,000                       $8,000

==================================== ======================= ==================================

Gary E. Hippenstiel                          $4,000                       $8,000

==================================== ======================= ==================================



                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for each Fund's investment decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom a Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Funds under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         When a Fund and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Funds because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Advisor, taking into account such factors as the size of the individual orders and transaction costs, when the Advisor believes an adjustment is reasonable.

                          DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of each Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in each Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Valuation of Shares" in the Prospectus.

                             INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

Where:            P             =       a hypothetical $1,000 initial investment
                  T             =       average annual total return
                  n             =       number of years
                  ERV           =   ending  redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

         The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

         Each Fund's investment performance will vary depending upon market conditions, the composition of each Fund's Fund and operating expenses of each Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing a Fund's performance to those of other investment companies or investment vehicles. The risks associated with each Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of each Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the market in general.

         In addition, the performance of each Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

                                    CUSTODIAN

         Star  Bank,  N.A.,  425  Walnut  Street,  Cincinnati,  Ohio  45202,  is
Custodian of each Funds investments. The Custodian acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at a Fund's request and maintains records in connection with its duties.

                                 TRANSFER AGENT


         Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' Inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million).


                                   ACCOUNTANTS

         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending December 31, 1999. McCurdy & Associates performs an annual audit of each Fund's financial statements and provides financial, tax and accounting consulting services as requested.

                                   DISTRIBUTOR

AmeriPrime  Financial  Securities,   Inc.,  1793  Kingswood  Drive,  Suite  200,
Southlake, Texas is the agent for distribution of shares of each Fund. The distributor is obligated to sell the shares of each Fund on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis.

                              FINANCIAL STATEMENTS


                                  To The Shareholders and Trustees
The AmeriPrime Insurance Trust:

We have audited the accompanying statement of assets and liabilities of the AmeriPrime Insurance Trust (comprised of the Shepherd Values Growth Fund, Shepherd Values Small-Cap Fund, Shepherd Values International Fund, and Shepherd Values Fixed Income Fund) as of February 10, 1999. This financial statement is the responsibility of the Company's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstate- ment. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of February 10, 1999, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Shepherd Values Growth Fund, Shepherd Values Small-Cap Fund, Shepherd Values International Fund, and Shepherd Values Fixed Income Fund as of February 10, 1999, in conformity with generally accepted accounting principles.






McCurdy & Associates CPA's, Inc.
Westlake, Ohio
February 10, 1999




                           AMERIPRIME INSURANCE TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 10, 1999


                               Shepherd   Shepherd     Shepherd    Shepherd
                                Values     Values       Values      Values
                               Growth    Small-Cap  International   Fixed
                                 Fund       Fund        Fund      Income Fund

ASSETS:
  Cash in Bank                 $25,000     $25,000      $25,000    $25,000
                               -------     -------      -------    -------

    Total Assets               $25,000     $25,000      $25,000    $25,000
                               -------     -------      -------    -------



LIABILITIES:                   $     0     $     0      $     0    $     0
                               -------     -------      -------    -------
    Total Liabilities          $     0     $     0      $     0    $     0
                               -------     -------      -------    -------


NET ASSETS                     $25,000     $25,000      $25,000    $25,000
                               -------     -------      -------    -------


NET ASSETS CONSIST OF:
  Capital Paid In              $25,000     $25,000      $25,000    $25,000
                               -------     -------      -------    -------


OUTSTANDING SHARES
  Unlimited Number of Shares
  Authorized Without Par Value   2,500       2,500        2,500      2,500


NET ASSET VALUE PER SHARE       $10.00      $10.00       $10.00     $10.00


                          See Accountants' Audit Report

                           AMERIPRIME INSURANCE TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                February 10, 1999


1.  ORGANIZATION
        AmeriPrime Insurance Trust (the "Trust") is an open-end management investment company organized as a business trust under the laws of the State of Ohio by a Declaration of Trust dated September 30, 1998. The Declaration of Trust provides for an unlimited number of authorized shares of beneficial interest without par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and which presently consist of four series of shares for the Shepherd Values Growth Fund, Shepherd Values Small-Cap Fund, Shepherd Values International Fund, and the Shepherd Values Fixed Income Fund (the "Funds"). The investment objective of the Shepherd Values Growth Fund is long term capital appreciation. The investment objective of the Shepherd Values Small-Cap Fund is long term capital appreciation. The investment objective of the Shepherd Values International Fund is long term capital appreciation. The investment objective of the Shepherd Values Fixed Income Fund is maximum total return consistent with the preservation of capital.

        The Funds use an independent custodian and transfer agent. No transactions other than those relating to organizational matters and the sale of 2,500 shares of each of the four Funds have taken place to date.

2.  RELATED PARTY TRANSACTIONS
        As of February 10, 1999, all of the outstanding shares of the Funds were owned by AmeriPrime Financial Securities, Inc. A shareholder who beneficially owns, directly or indirectly, more than 25% of the Funds' voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund. Kenneth Trumpfheller is an officer of AmeriPrime Financial Securities, Inc. and an officer and trustee of AmeriPrime Insurance Trust.

        Cornerstone Capital Management, Inc., the Fund's investment adviser, is registered as an investment adviser under the Investment Advisers Act of 1940. The adviser has entered into a sub-advisory agreement with Nicholas-Applegate Capital Management to serve as sub-adviser for the Small-Cap Fund. The adviser has entered into a sub-advisory agreement with Templeton Portfolio Advisory to serve as sub-adviser for the
        International Fund. The adviser has entered into a sub-adivsory agreement with Potomac Asset Management Company to serve as the sub-adviser for the Fixed Income Fund.

        The Funds are authorized to pay the adviser a fee equal to the average annual rate of 1.75%, 2.00%, 2.00%, and 1.25% for the Growth Fund, the Small-Cap Fund, the International Fund, and the Fixed Income Fund, respectively.

        The adviser pays all of the operating expenses of each Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses.

                  AMERIPRIME INSURANCE TRUST
            NOTES TO FINANCIAL STATEMENTS (CONT'D)
                                             February 10, 1999


3.  CAPITAL STOCK AND DISTRIBUTION
At February 10, 1999, an unlimited number of shares were authorized and paid in capital amounted to $25,000 for each Fund. Transactions in capital stock were as follows:

    Shares Sold:
      Shepherd Values Growth Fund                  2,500
      Shepherd Values Small-Cap Fund               2,500
      Shepherd Values International Fund           2,500
      Shepherd Values Fixed Income Fund            2,500

    Shares Redeemed:
      Shepherd Values Growth Fund                      0
                                                   -----
      Shepherd Values Small-Cap Fund                   0
                                                   -----
      Shepherd Values International Fund               0
                                                   -----
      Shepherd Values Fixed Income Fund                0
                                                   -----

    Net Increase:
      Shepherd Values Growth Fund                  2,500
      Shepherd Values Small-Cap Fund               2,500
      Shepherd Values International Fund           2,500
      Shepherd Values Fixed Income Fund            2,500

    Shares Outstanding:
      Shepherd Values Growth Fund                  2,500
      Shepherd Values Small-Cap Fund               2,500
      Shepherd Values International Fund           2,500
      Shepherd Values Fixed Income Fund            2,500

6
PART C.  OTHER INFORMATION


Item 24. Financial Statements and Exhibits

                  (a)      Financial Statements

                           Included in Part A:  None


                           Included in Part B: Statement of Assets and Liabilities dated February 10, 1999 and Report of Independent Public Accountants for the Shepherd Values Growth Fund, Shepherd Values Small-Cap Fund, Shepherd Values International Fund and Shepherd Values Fixed Income Fund.


                  (b)      Exhibits


     (1) Copy of  Registrant's  Agreement and  Declaration  of Trust,  which was
filed  as  an  Exhibit  to  Registrant's   Registration   Statement,  is  hereby
incorporated by reference.

     (2) Copy of Registrant's By-Laws, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.


                           (3)      Voting Trust Agreements - None.

                           (4)      Specimen of Share Certificates - None.


                            (5) Copy(a) Copy of Registrant's Management Agreement with its Adviser, Cornerstone Capital Management, Inc., for the Shepherd Values Growth Fund is filed herewith.

                                    (b)   Copy   of   Registrant's    Management
                                    Agreement  with  its  Adviser,   Cornerstone
                                    Capital  Management,  Inc., for the Shepherd
                                    Values Small-Cap Fund is filed herewith.

                                    (c)   Copy   of   Registrant's    Management
                                    Agreement  with  its  Adviser,   Cornerstone
                                    Capital  Management,  Inc., for the Shepherd
                                    Values International Fund is filed herewith.

                                    (d)   Copy   of   Registrant's    Management
                                    Agreement  with  its  Adviser,   Cornerstone
                                    Capital  Management,  Inc., for the Shepherd
                                    Values Fixed Income Fund is filed herewith.


                                    (e) Copy of Sub-Advisory agreement between the Advisor and Nicholas-Applegate Capital Management for the Small-Cap Fund is filed herewith.

                                    (f) Copy of Sub-Advisory  agreement  between
                                    the Advisor and Templeton Portfolio Advisory
                                    for  the   International   Fund   is   filed
                                    herewith.

                                    (g) Copy of Sub-Advisory agreement between the Advisor and Potomac Asset Management Company, Inc. for the Fixed Income Fund is filed herewith.

     (6) Copy of Registrant's Underwriting Agreement with AmeriPrime Financial Securities, Inc. is filed herewith.

     (7) Bonus, Profit Sharing, Pension or Similar Contracts for the benefit of Directors or Officers - None.

                           (8)   Copy  of   Registrant's   Agreement   with  the
Custodian, Star Bank, N.A., is filed herewith.

     (9) Copy of Administrative Services Agreement with AmeriPrime Financial Services, Inc. is filed herewith.
     (10) Opinion and Consent of Brown, Cummins & Brown Co., L.P.A. , which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.
                           (11) Consent of  independent  public  accountants  is
filed herewith.


                      (12)     Financial Statements Omitted from Item 23 - None.


                           (13) Copy of Letter of Initial Stockholder is filed
herewith.


     (14) Model Plan used in Establishment of any Retirement Plan - None.

                           (15)     12b-1 Distribution Expense Plan - None.

     (16) Schedule for Computation of Each Performance Quotation - None.


                           (17) Financial Data Schedule is filed herewith.


                            (18) Rule 18f-3 Plan - None.


     (19) Powers of Attorney for Registrants (and certificate with respect thereto), Trustees and Officers are filed herewith.


     Item 25. Persons Controlled by or Under Common Control with the Registrant (as of February 10, 1999)


As the sole shareholder, AmeriPrime Financial Securities, Inc., a Texas Corporation ("AFS"), may be deemed to control the Registrant. AFS is a wholly owned subsidiary of AmeriPrime Financial Services, Inc. As AmeriPrime Financial Services, Inc. and the other companies listed below are wholly owned subsidiaries of Unified Financial Services, Inc., a Delaware corporation, they and AFS may be deemed to be under common control with the Registrant.

                 Company Name                   State of Organization          Basis of Control           Financial Statements(1)

Unified Management Corporation                         Indiana             Wholly Owned Subsidiary                  Yes
Unified Fund Services, Inc.                            Indiana             Wholly Owned Subsidiary                  Yes
Health Financial, Inc.                                Kentucky             Wholly Owned Subsidiary                  Yes
First Lexington Trust Company                         Kentucky             Wholly Owned Subsidiary                  Yes
Resource Benefit Planners, Inc.                       Kentucky             Wholly Owned Subsidiary                  Yes
Unified Investment Advisers, Inc.                     Delaware             Wholly Owned Subsidiary                  Yes
Unified Internet Services, Inc.                        Indiana             Wholly Owned Subsidiary                  Yes
Fiduciary Counsel, Inc.                               Delaware             Wholly Owned Subsidiary                  Yes
EMCO Estate Management Company, Inc.                  Delaware             Wholly Owned Subsidiary                  Yes
AmeriPrime Financial Services, Inc.                     Texas              Wholly Owned Subsidiary                   No
Equity Underwriting Group, Inc.                       Kentucky             Wholly Owned Subsidiary                   No
Equity Insurance Administrators, Inc. (2)             Kentucky             Wholly Owned Subsidiary                   No
21st Century, Inc. (2)                                Kentucky             Wholly Owned Subsidiary                   No
Irland and Rogers, Inc. (2)                           Illinois             Wholly Owned Subsidiary                   No
Equity Insurance Company, Inc. (2)                    Kentucky             Wholly Owned Subsidiary                   No
Commonwealth Premium Finance Corporation              Kentucky             Wholly Owned Subsidiary                   No
Strategic Fund Services, Inc.                         Delaware             Wholly Owned Subsidiary                   No

(1) "Yes" indicates that the consolidated financial statements included in Form 10-QSB filed by Unified Financial Services, Inc. for the period ended September 30, 1998 included the accounts of the referenced subsidiary.
      "No" indicates that financial statements were not filed for that period; however, future consolidated financial statements will include these subsidiaries.

(2) Wholly owned subsidiary of Equity Underwriting Group, Inc.








Item 26. Number of Holders of Securities (as of February 10, 1999)


      Title of Class                                 Number of Record Holders


Shepherd Values Growth Fund                                   1
Shepherd Values Aggressive Growth Fund                        1
Shepherd Values International Fund                            1
Shepherd Values Fixed Income Fund                             1


Item 27. Indemnification

                  (a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

                                            Section   6.4   Indemnification   of
                                    Trustees,  Officers,  etc.  Subject  to  and
                                    except   as   otherwise   provided   in  the
                                    Securities Act of 1933, as amended,  and the
                                    1940 Act, the Trust shall  indemnify each of
                                    its Trustees and officers (including persons
                                    who  serve  at  the   Trust's   request   as
                                    directors,  officers  or trustees of another
                                    organization  in  which  the  Trust  has any
                                    interest  as  a  shareholder,   creditor  or
                                    otherwise  (hereinafter  referred  to  as  a
                                    "Covered  Person")  against all liabilities,
                                    including but not limited to amounts paid in
                                    satisfaction of judgments,  in compromise or
                                    as  fines  and   penalties,   and  expenses,
                                    including   reasonable    accountants'   and
                                    counsel fees, incurred by any Covered Person
                                    in   connection    with   the   defense   or
                                    disposition  of any  action,  suit or  other
                                    proceeding,   whether   civil  or  criminal,
                                    before  any  court  or   administrative   or
                                    legislative  body,  in  which  such  Covered
                                    Person may be or may have been involved as a
                                    party or otherwise or with which such person
                                    may be or may have been threatened, while in
                                    office or thereafter,  by reason of being or
                                    having  been  such  a  Trustee  or  officer,
                                    director  or  trustee,  and  except  that no
                                    Covered Person shall be indemnified  against
                                    any   liability   to   the   Trust   or  its
                                    Shareholders  to which such  Covered  Person
                                    would  otherwise  be  subject  by  reason of
                                    willful   misfeasance,   bad  faith,   gross
                                    negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

                                            Section 6.5  Advances  of  Expenses.
                                    The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

                                            Section  6.6   Indemnification   Not
                                    Exclusive, etc. The right of indemnification
                                    provided  by this  Article  VI shall  not be
                                    exclusive  of or affect any other  rights to
                                    which  any  such   Covered   Person  may  be
                                    entitled.   As  used  in  this  Article  VI,
                                    "Covered Person" shall include such person's
                                    heirs, executors and administrators. Nothing
                                    contained in this  article  shall affect any
                                    rights to indemnification to which personnel
                                    of  the  Trust,   other  than  Trustees  and
                                    officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

                           The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

                  (b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

     (c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28. Business and Other Connections of Investment Adviser


                  A. Cornerstone Capital Management, Inc. ("CCM"), 6760 Corporate Drive, Suite 230, Colorado Springs, CO 80919, adviser to Shepherd Values Growth Fund, Shepherd Values Aggressive Growth Fund, Shepherd Values International Fund, and Shepherd Values Fixed Income Fund, is a registered investment adviser.

                            (1)  CornerstoneCCM has engaged in no other business
during the past two fiscal years.


     (2) The following list sets forth other substantial business activities of the officers and directors of Cornerstone:


                                    a) Ted M. Ehrlichman, Director of CCM, was a
                                    principal   with  SunTek,   Inc.,   Colorado
                                    Springs, CO, a pension consulting firm, from 1995 to 1997.

                                    b) Frank  Franiak,  Director  of CCM, is the
                                    President of Monroe Capital,  Inc., Chicago,
                                    IL,  a  consulting  firm,  and a  registered
                                    representative   of  March  Capital,   Inc.,
                                    Chicago, IL, a broker-dealer.


                                    c) Jason D.  Huntley,  Director of CCM,  was
                                    Director  of  Institutional   Services  with
                                    First  Affirmative/Walnut  Street  Advisers,
                                    Colorado Springs, CO, an investment advisory firm, from 1996 to 1997.

                                    d) Craig D. Van Hulzen, Director of CCM, was
                                    Director    of    Research     with    First
                                    Affirmative/Walnut  Street  Advisers,  and a
                                    registered  representative  of Walnut Street
                                    Securities,    Colorado   Springs,   CO,   a
                                    broker-dealer, from 1995 to 1997.


Item 29. Principal Underwriters


     AmeriPrime Financial Securities, Inc., is the Registrant's principal underwriter. Kenneth D. Trumpfheller, 1793 Kingswood Drive, Suite 200, Southlake, Texas, 76092, is the President, Secretary and Treasurer of the underwriter and the President and a Trustee of the Registrant. It is also the distributor for the AmeriPrime Funds, the Kenwood Funds, the Rockland Funds Trust, the Grand Prix Fund and the TANAKA Funds, Inc.


Item 30. Location of Accounts and Records

                  Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1793 Kingswood Drive, Suite 200, Southlake,
                  Texas 76092 and/or by the Registrant's Custodian, Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or transfer and shareholder service agent, Unified Fund Services, 431 N. Pennsylvania Street, Indianapolis, IN 46204.

Item 31. Management Services Not Discussed in Parts A or B

                  None.

Item 32. Undertakings

                  (a)      Not Applicable.

                  (b) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 11th day of February, 1999.
          AmeriPrime Funds



By:_____/s/______________________________
       Donald S. Mendelsohn,
       Attorney-in-Fact



     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



Kenneth D. Trumpfheller,
President and Trustee
By:________/s/____________________
                              Donald S. Mendelsohn,
Gary E. Hippensteil, Trustee                           Attorney-in-Fact

Steve L. Cobb, Trustee                                 February 11, 1999

Paul S. Bellany, Treasurer

                                                        EXHIBIT INDEX


              PAGE



1.       Management Agreement for the Growth Fund.....................EX-99.B5.1

2.       Management Agreement for the Small-Cap Fund..................EX-99.B5.2

3.       Management Agreement for the International Fund..............EX-99.B5.3

4.       Management Agreement for the Fixed Income  Fund..............EX-99.B5.4

5.       Sub-Advisory Agreement for the Small-Cap Fund................EX-99.B5.5

6.       Proposed Sub-Advisory Agreement for the International Fund...EX-99.B5.6

7.       Proposed Sub-Advisory Agreement for the Fixed Income Fund....EX-99.B5.7

8.       Underwriting Agreement........................................EX-99.B6

9.       Custody Agreement..............................................EX-99.B8

10.      Administrative Services Agreement.............................EX-99.B.9

11.      Consent of Accountants.......................................EX-99.B.11

12.      Letter of Initial Stockholder................................EX-99.B.13

13.      Financial Data Schedule...........................................EX-27

14.      Powers of Attorney............................................EX-99POA